Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	$ 9,740,000		$ 8,860,000		$ 7,380,000		$ 6,150,000
Incentive Shares Issued	100,000		500,000		500,000		500,000
Additional Incentive Shares Issued		[1]		[1]		[1]		[1]
Scenario, Forecast [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid									$ 17,260,000		$ 15,690,000		$ 14,260,000		$ 12,970,000		$ 11,790,000		$ 10,720,000
Incentive Shares Issued									100,000		100,000		100,000		100,000		100,000		100,000
Additional Incentive Shares Issued										[1]		[1]		[1]		[1]		[1]		[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.